COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of components of lease expenses

The components of lease expenses recorded within the condensed consolidated statements of operations for the three months ended March 31, 2026, and 2025 are as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Finance lease costs:
Amortization of right-of-use assets	$—	$207
Interest on financing lease liabilities	—	185
Total finance lease costs	—	392
Operating lease costs:
Operating lease expenses	480	497
Variable lease expenses	217	199
Short-term lease expenses	—	18
Total operating lease costs	697	714
Total lease expenses	$697	$1,106

The components of lease expenses recorded within the consolidated statements of operations for the years ended December 31, 2025, and 2024 are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Finance lease costs:
Amortization of right-of-use assets	$666	$829
Interest on financing lease liabilities	583	772
Total finance lease costs	1,249	1,601
Operating lease costs:
Operating lease expenses	1,936	2,089
Variable lease expenses	799	947
Short-term lease expenses	18	66
Total operating lease costs	2,753	3,102
Total lease expenses	$4,002	$4,703

Schedule of other information related to agreements treated as finance and operating leases

	Three Months Ended March 31,
	2026	2025
Operating cash flows from operating leases	$(489)	$(493)
Financing cash flows from finance lease	$—	$(353)

	As of
	March 31, 2026	December 31, 2025
Weighted-average remaining lease term – operating leases (years)	5.5	5.9
Weighted-average discount rate – operating leases	8.04%	8.05%
Remaining lease term – finance lease (years)	—	—
Discount rate – finance lease	N/A	N/A

	Year Ended December 31,
	2025	2024
Operating cash flows from operating leases	$(1,954)	$(2,053)
Financing cash flows from finance lease	$(1,148)	$(1,391)
Weighted-average remaining lease term - operating leases (years)	5.9	6.8
Weighted-average discount rate - operating leases	8.05%	8.08%
Remaining lease term - finance lease (years)	—	8.8
Discount rate - finance lease	N/A	7.85%

Schedule of maturities of lease liabilities

Maturities of lease liabilities as of December 31, 2025, were as follows (in thousands):

Operating lease
Year Ended December 31,	obligations
2026	$1,994
2027	2,053
2028	1,546
2029	1,308
2030	1,348
Thereafter	2,577
Total lease payments	10,826
Imputed interest	(2,289)
Net lease liabilities, short-term and long-term	$8,537
Reported as of December 31, 2025:
Lease liabilities, current portion	1,357
Lease liabilities, net of current portion	7,180
Net lease liabilities, short-term and long-term	$8,537